CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 836,975
Restricted cash	9,163
Total cash, cash equivalents, and restricted cash	846,138			¥ 2,744,006
Supplemental disclosure for cash flow information
Cash paid for interest	3,328	¥ 21,718		6,516
Cash paid for income taxes				42
Supplemental disclosure of non-cash investing and financing activities:
Accretion of convertible redeemable preferred shares	57,571	375,649	¥ 795,015	511,646
Payables related to property and equipment and intangible assets	$ (202)	(1,321)	¥ (8,852)
Issuance cost		¥ 38,821		¥ 9,689